Treasury Shares (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of treasury shares [abstract]
Summary of Holding of Treasury Shares

The holding of treasury shares is as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2023	149	1,113,152	2.0%
March 31, 2023	149	1,113,152	1.9%